Leases - Other supplemental (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Leases
Cash payments for operating leases	¥ 534,784	$ 77,536	¥ 388,144	¥ 166,967
ROU assets obtained in exchange for new operating lease liabilities	¥ 1,068,063	$ 154,855	¥ 704,142	¥ 265,821